Average Annual Total Returns{- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund Retail PRO-11 - Fidelity® Stock Selector Large Cap Value Fund	Fidelity Stock Selector Large Cap Value Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Stock Selector Large Cap Value Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS005 Past 1 year	RS005 Past 5 years	RS005 Past 10 years
Total	25.69%	10.73%	12.48%	24.21%	9.85%	11.86%	15.88%	8.33%	10.29%	25.16%	11.16%	12.97%